PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Contingent liabilities
Schedule of provisions in an amount sufficient to cover losses considered probable and for which a reliable estimate can be made

	12/31/2020	12/31/2019
Current
Civil	1,719,597	1,030,288
Labor	2,965	1,200
	1,722,562	1,031,488
Non-current
Civil	21,775,547	22,104,428
Labor	2,079,618	1,774,297
Tax	252,913	336,213
	24,108,078	24,214,938
Total	25,830,640	25,246,426

Schedule of provisions during the year

Balance as of December 31, 2019	25,246,426
Establishment of provisions	4,897,638
Reversal of provisions	(1,213,524)
Monetary correction	872,880
Judicial deposits	(677,714)
Write-offs	(47,484)
Payments	(3,247,582)
Balance as of December 31, 2020	25,830,640

Compulsory Loan
Contingent liabilities
Schedule of possible losses from lawsuits

	12/31/2020	12/31/2019
Main	5,860,592	6,128,374
Compensatory interest	1,875,942	1,714,617
Default interest	9,444,919	9,718,620
Other funds	271,716	—
	17,453,169	17,561,611

Provision for Contingencies
Contingent liabilities
Schedule of possible losses from lawsuits

	12/31/2020	12/31/2019
Civil	34,839,649	31,817,331
Labor	4,500,051	5,900,822
Tax	8,818,294	12,131,337
	48,157,994	49,849,490